BETTER 10K - ORGANIZATION AND NATURE OF THE BUSINESS	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND NATURE OF THE BUSINESS	1. ORGANIZATION AND NATURE OF THE BUSINESSBetter Holdco, Inc. and its subsidiaries (together, the “Company”) provide a comprehensive set of homeownership offerings in the United States while expanding in the United Kingdom. The Company’s offerings include mortgage loans, real estate agent services, title and homeowner’s insurance, and other homeownership offerings, such as the Company’s cash offer program. The Company leverages Tinman, its proprietary technology platform, to optimize the mortgage process from the initial application, to the integration of a suite of additional homeownership offerings, to the sale of loans to a network of loan purchasers.Mortgage loans originated within the United States are through the Company’s wholly-owned subsidiary Better Mortgage Corporation (“BMC”). BMC is an approved Title II Single Family Program Lender with the Department of Housing and Urban Development’s (“HUD”) Federal Housing Administration (“FHA”), and is an approved seller and servicer with the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FMCC”). The Company has expanded into the U.K. and offers a multitude of financial products and services to consumers via regulated entities obtained through acquisition. The Company commenced operations in 2015 and is headquartered in New York. The Company’s fiscal year ends on December 31.In May 2021, the Company entered into a definitive merger agreement (“Merger Agreement”) with Aurora Acquisition Corp (“Aurora”), a special purpose acquisition company (“SPAC”) traded on the NASDAQ under “AURC”, which will transform the Company into a publicly listed company. The transaction will be accounted for as a reverse recapitalization and the Company has been determined to be the accounting acquirer. Pursuant to the Merger Agreement, the Company will merge with Aurora Merger Sub I, Inc. (“Merger Sub”), a wholly owned subsidiary of Aurora, with the Company surviving as a wholly owned subsidiary of Aurora (the “First Merger”). Immediately following the First Merger, the Company will merge with and into its parent, Aurora, with Aurora surviving and changing its corporate name from “Aurora Acquisition Corp.” to “Better Home & Finance Holding Company” (the “Second Merger”). The Second Merger together with the First Merger will be referred to as “the Merger”. The stock consideration consisted of a number of shares of Better Home & Finance Class A common stock, Better Home & Finance Class B common stock or Better Home & Finance Class C common stock equal to (A) 690,000,000 shares, minus (B) the aggregate amount of Better Home & Finance Class B common stock that would be issuable upon the net exercise or conversion, as applicable, of the Better Awards (the “Stock Consideration”). Better Awards include all (i) options to purchase shares of the Company’s common stock, (ii) restricted stock units based on shares of the Company’s common stock, and (iii) restricted shares of the Company’s common stock outstanding as of immediately prior to the First Merger. As a result of and upon the closing of the Merger, among other things, (i) all outstanding shares of the Company’s common stock as of immediately prior to the effective time of the First Merger, were cancelled in exchange for the right to receive the Stock Consideration; (ii) all Better Awards outstanding as of immediately prior to the effective time of the First Merger were converted, based on an Exchange Ratio of approximately 3.06, into awards based on shares of Better Home & Finance Class B common stock; and (iii) all of the Company’s warrants outstanding as of immediately prior to the effective time of the First Merger were, in accordance with the warrant holders’ agreements, exercised and eligible to receive their portion of the Stock Consideration or converted, based on an Exchange Ratio of approximately 3.06, into warrants to purchase shares of Better Home & Finance Class A common stock. On July 27, 2023, Aurora received a notice of effectiveness from the Securities and Exchange Commission (“SEC”) and on August 11, 2023, Aurora held a special meeting of stockholders and approved the Merger with the Company. In addition, on August 10, 2023, the Company received written consent from its stockholders sufficient to approve the Merger and the related transactions. Upon completion of the Merger on August 22, 2023, or the Closing, the Aurora changed its corporate name to Better Home & Finance Holding Company (“Better Home & Finance”), and its Class A Common shares began trading on NASDAQ under the ticker symbol “BETR” on August 24, 2023.Gross proceeds from the Merger totaled approximately $567.0 million, which included funds held in Aurora’s trust account of $21.4 million, the purchase for $17.0 million by Novator Capital Sponsor Ltd. (“Sponsor”) of 1.7 million shares of Better Home & Finance Class A common stock, and $528.6 million from SB Northstar LP (“SoftBank”) in return for issuance by Better Home & Finance of a convertible note (“Post-Closing Convertible Note”). See Note 9 for further details on the First Novator Letter Agreement, Second Novator Letter Agreement, Deferral Letter Agreement, and the Post-Closing Convertible Note. Going concern consideration—In connection with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 205-40, “Basis of Presentation - Going Concern,” the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the condensed consolidated financial statements are issued. For the six months ended June 30, 2023, the Company incurred a net loss of $135.4 million and used $211.1 million in cash. As a result, the Company has an accumulated deficit of $1.3 billion as of June 30, 2023. The Company’s cash and cash equivalents as of June 30, 2023, was $109.9 million. Management expects losses and negative cash flows to continue in the near term, primarily due to a difficult interest rate environment that has had a significant impact on the Company’s business which is dependent on mortgage applications for new home purchases and applications to refinance existing mortgage loans. In response to the difficult interest rate environment and impact on the business, the Company commenced an operational restructuring plan late in 2021, which primarily consisted of reductions in headcount, reassessment of vendor relationships, reductions in the Company’s real estate footprint, and other cost reductions. The Company will continue its cost reduction initiatives through the near term. There is no assurance that reductions in costs will offset the reduction in revenues experienced as a result of the difficult interest rate environment. The Company’s primary sources of funding have been raises of preferred stock, issuance of convertible debt, warehouse and corporate lines of credit, and cash generated from operations. Management’s plan to successfully alleviate substantial doubt includes raising additional capital as part of the consummation of the Merger. Subsequent to June 30, 2023, the Company has consummated the Merger which closed on August 22, 2023. As part of the Closing, Better Home & Finance received $528.6 million from SB Northstar in the form of a Post-Closing Convertible Note. Management believes that the impact on the Company’s liquidity and cash flows resulting from the receipt of the Post-Closing Convertible Note is sufficient to enable the Company to meet its obligations for at least twelve months from the date the condensed consolidated financial statements were issued and alleviate the conditions that initially raised substantial doubt about the Company’s ability to continue as a going concern. 1. ORGANIZATION AND NATURE OF THE BUSINESSBetter Holdco, Inc. and its subsidiaries (together, the “Company”) provide a comprehensive set of homeownership offerings. The Company’s offerings include mortgage loans, real estate agent services, title and homeowner’s insurance, and other homeownership offerings, such as the Company’s cash offer program. The Company leverages Tinman, its proprietary technology platform, to optimize the mortgage process from the initial application, to the integration of a suite of additional homeownership offerings, to the sale of loans to a network of loan purchasers.The Company originates mortgage loans throughout the United States through its wholly-owned subsidiary Better Mortgage Corporation (“BMC”). BMC is an approved Title II Single Family Program Lender with the Department of Housing and Urban Development’s (“HUD”) Federal Housing Administration (“FHA”), and is an approved seller and servicer with the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FMCC”).The Company commenced operations in 2015 and is headquartered in New York. The Company’s fiscal year ends on December 31.In May 2021, the Company entered into a definitive merger agreement (“Merger Agreement” or the “Merger”) with Aurora Acquisition Corp (“Aurora”), a special purpose acquisition company (“SPAC”) traded on the NASDAQ under “AURC”, which will transform the Company into a publicly listed company. The transaction will be accounted for as a reverse recapitalization and the Company has been determined to be the accounting acquirer. Pursuant to the Merger Agreement, the Company will merge with Aurora Merger Sub I, Inc. (“Merger Sub”), a wholly owned subsidiary of Aurora, with the Company surviving as a wholly owned subsidiary of Aurora (the “First Merger”). Immediately following the First Merger, the Company will merge with and into its parent, Aurora, with Aurora surviving and changing its corporate name from “Aurora Acquisition Corp.” to “Better Home & Finance Holding Company” (the “Second Merger”). The Second Merger together with the First Merger will be referred to as “the Merger”. The stock consideration will consist of a number of shares of Better Home & Finance Holding Company (“Better Home & Finance”) Class A common stock, Better Home & Finance Class B common stock or Better Home & Finance Class C common stock equal to (A) 690,000,000 shares, minus (B) the aggregate amount of Better Home & Finance Class B common stock that would be issuable upon the net exercise or conversion, as applicable, of the Better Awards (the “Stock Consideration”). Better Awards include all (i) options to purchase shares of the Company’s common stock, (ii) restricted stock units based on shares of the Company’s common stock, and (iii) restricted shares of the Company’s common stock outstanding as of immediately prior to the First Merger. As a result of and upon the closing of the Merger Agreement, among other things, (i) all outstanding shares of the Company’s common stock as of immediately prior to the effective time of the First Merger, will be cancelled in exchange for the right to receive the Stock Consideration; (ii) all Better Awards outstanding as of immediately prior to the effective time of the First Merger will be converted, based on the Exchange Ratio, into awards based on shares of Better Home & Finance Class B common stock; and (iii) all of the Company’s warrants outstanding as of immediately prior to the effective time of the First Merger will, in accordance with the warrant holders’ agreements, be conditionally exercised and eligible to receive their portion of the Stock Consideration or be converted, based on the Exchange Ratio, into warrants to purchase shares of Better Home & Finance Class A common stock. The Exchange Ratio is the quotient obtained by dividing (a) 690,000,000 by (b) the number of aggregate fully diluted common shares of the Company. Amounts remaining in Aurora’s trust account as of immediately following the effective time of the Merger will be retained by Better Home & Finance following the closing of the Merger.In November 2021, in connection with the Merger Agreement, the Company entered into Amendment No.3 (“Amendment No. 3”) to the Merger. In order to provide the Company with immediate liquidity, the structure of the Merger Agreement was amended to replace the $1.5 billion private investment into public equity (“PIPE”), including the use of such proceeds for a $950.0 million secondary purchase of shares of existing stockholders of the Company, with $750.0 million of bridge notes (the “Pre-Closing Bridge Notes”) and $750.0 million of post-closing convertible notes (“Post-Closing Convertible Notes”). Amendment No. 3 also extended the end date of the Merger Agreement from February 12, 2022 to September 30, 2022, among other amendments.The Pre-Closing Bridge Notes were issued in December 2021 in the amount of $750.0 million as part of a convertible bridge note purchase agreement (“Pre-Closing Bridge Note Purchase Agreement”) and Amendment No. 3. The Pre-Closing Bridge Notes were funded by Novator Capital Ltd. (the “Sponsor” or “Novator”) and SB Northstar LP (“Softbank”) in an aggregate principal amount of $100.0 million and $650.0 million, respectively. Under the terms of the Pre-Closing Bridge Note Purchase Agreement immediately prior to the closing of the Second Merger, Aurora will be deemed to automatically assume each Pre-Closing Bridge Note and the outstanding principal amount under each Pre-Closing Bridge Note will automatically be converted into a number of shares of Class A Common Stock of Aurora, based on a conversion ratio of $10 of principal amount payable on a Pre-Closing Bridge Note at the time of conversion to one share of Aurora Class A Common Stock. In the event that the Merger Agreement has not been consummated by the maturity date of the Pre-Closing Bridge Notes which was December 2, 2022, and has since been extended, or the Merger Agreement is withdrawn, then on the maturity date or upon withdrawal, the Pre-Closing Bridge Notes will convert into a new series of preferred stock with terms consistent with those of the Company’s Series D Preferred Stock. If the Merger Agreement is not consummated due to a breach by Aurora, the Sponsor or SoftBank, the Pre-Closing Bridge Notes will convert into the Company’s common stock. See Note 11 for further details on the Pre-Closing Bridge Notes.The Post-Closing Convertible Notes are in an amount equal to $750.0 million and is reduced dollar for dollar by any remaining cash in Aurora’s trust account released to Better Home & Finance. As further discussed in Note 11, the First Novator Letter Agreement gives the Sponsor the right, but not the obligation, to fund any portion or none of its Post-Closing Convertible Notes. SoftBank’s commitment shall be reduced on a dollar-for-dollar basis by the amount that is not funded by the Sponsor. In the event that the Sponsor elects not to fund in full its Post-Closing Convertible Note, then SoftBank is only obligated to fund $550.0 million of its Post-Closing Convertible Note. See Note 11 for further details on the First Novator Letter Agreement, Second Novator Letter Agreement, and Deferral Letter Agreement.On August 26, 2022, in connection with the Merger Agreement, the Company entered into Amendment No.4 (the “Amendment No. 4”) to the Merger Agreement, pursuant to which the parties agreed to extend the Agreement End Date (as defined in the Merger Agreement) to March 8, 2023. In consideration of extending the Agreement End Date, the Company will reimburse Aurora for certain reasonable and documented expenses in an aggregate sum not to exceed $15.0 million. The reimbursement payments will be structured in three tranches, in each case subject to receipt by the Company of reasonable documentation related to the expenses: (i) the first payment of up to $7.5 million will be made within 5 business days after the date of Amendment No. 4; (ii) the second payment of up to $3.8 million will be made on January 2, 2023; and (iii) the third payment of up to $3.8 million will become due upon termination of the Merger Agreement by mutual consent of the parties thereto, and shall be payable on March 8, 2023 (or any earlier termination date, as applicable). For the year ended December 31, 2022, the Company has paid Aurora $7.5 million in reimbursements. Subsequent to December 31, 2022, the Company has made the second and third payment, each $3.8 million, totaling $7.5 million. The parties have also agreed to amend the Merger Agreement to provide a waiver from the exclusivity provisions thereof to allow the Company to discuss alternative financing structures with SoftBank.On February 24, 2023, the parties entered into Amendment No.5 to the Merger Agreement, which amended the Merger Agreement to extend the Agreement End Date (as defined in the Merger Agreement) from March 8, 2023 to September 30, 2023.Going concern consideration—In connection with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 205-40, “Basis of Presentation - Going Concern,” the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued. For the year ended December 31, 2022, the Company incurred a net loss of $888.8 million and used $632.8 million in cash. As a result the Company has an accumulated deficit of $1.2 billion as of December 31, 2022. The Company’s cash and cash equivalents as of December 31, 2022 was $318.0 million. Management expects losses and negative cash flows to continue in the near term, primarily due to a difficult interest rate environment that has had a significant impact on the Company’s business which is dependent on mortgage applications for new home purchases and applications to refinance existing mortgage loans. In response to the difficult interest rate environment and impact on the business, the Company commenced an operational restructuring plan late in 2021, which primarily consisted of reductions in headcount, reassessment of vendor relationships, reductions in the Company’s real estate footprint, and other cost reductions. The Company will continue its cost reduction initiatives through the near term. There is no assurance that reductions in costs will offset the reduction in revenues experienced as a result of the difficult interest rate environment. The Company’s primary sources of funding have been raises of preferred stock, issuance of convertible debt, warehouse and corporate lines of credit, and cash generated from operations. In order for the Company to continue as a going concern, the Company must obtain additional sources of funding, refinance existing lines of credit, and increase revenues while decreasing expenses to a point where the Company can better fund its operations. Upon consummation of the Merger, the Company will become a publicly listed company, which will give it the ability to draw on additional funding, including the Post-Closing Convertible Notes, which will provide the Company with increased financial flexibility to execute its strategic objectives. The Merger had not been completed as of December 31, 2022, and has still not been completed as of May 11, 2023, the date the consolidated financial statements were issued. Subsequent to December 31, 2022, Better Holdco amended the Merger Agreement to extend the maturity from March 8, 2023, to September 30, 2023.Management has determined that the expected future losses and negative cash flows paired with the possibility of being unable to raise additional funding, raise substantial doubt about the Company’s ability to continue as a going concern within one year after the consolidated financial statements are issued.Immaterial restatement corrections and reclassifications to previously issued consolidated financial statementsImmaterial restatement corrections—Subsequent to the issuance of the Company's consolidated financial statements as of and for the year ended December 31, 2021, the Company identified immaterial errors which required correction of the Company's previously issued consolidated financial statements for the year ended December 31, 2021. The impact of these errors in the prior year are not material to the consolidated financial statements in that year and are primarily related to the timing and classification of certain revenue and expense line items and the related balance sheet impacts on the Company’s consolidated financial statements. Additionally, the Company corrected the presentation of deferred tax liabilities from accounts payable and accrued expenses to properly present it with net deferred tax assets within prepaid expenses and other assets as of December 31, 2021. Consequently, the Company has corrected these immaterial errors in the year to which they relate.Reclassifications—The Company also made certain reclassifications to prior years' consolidated statement of operations and comprehensive loss to conform to the current year presentation as follows: (1) the Company reclassified revenue and expense amounts related to its cash offer program from other platform revenue and other platform expenses to separately present as cash offer program revenue and cash offer program expenses, respectively, and (2) the Company has also reclassified expenses related to its restructuring program, specifically employee termination benefits, which were previously recorded as compensation and benefits within mortgage platform, other platform, general and administrative, marketing and advertising, and technology and product development expenses to separately present restructuring and impairment expenses.The corrections to our consolidated balance sheet as of December 31, 2021 were as follows:December 31, 2021(Amounts in thousands)As Previously ReportedCorrectionsAs CorrectedAssetsMortgage loans held for sale, at fair value$1,851,161 $3,274 $1,854,435 Other receivables, net51,246 2,916 54,162 Prepaid expenses and other assets110,075 (19,077)90,998 Total Assets $3,312,604 $(12,887)$3,299,717 Liabilities, Convertible Preferred Stock, and Stockholders’ Equity (Deficit)LiabilitiesAccounts payable and accrued expenses$148,767 $(15,511)$133,256 Total Liabilities 2,638,788 (15,511)2,623,277 Accumulated deficit(295,237)2,624 (292,613)Total Stockholders’ Equity 237,536 2,624 240,160 Total Liabilities, Convertible Preferred Stock, and Stockholders’ Equity $3,312,604 $(12,887)$3,299,717 The reclassifications and corrections to our consolidated statement of operations and comprehensive loss for the year ended December 31, 2021 were as follows:Year Ended December 31, 2021(Amounts in thousands, except per share amounts)As Previously ReportedReclassificationsCorrectionsAs Reclassified and CorrectedRevenues:Mortgage platform revenue, net$1,081,421 $— $6,802 $1,088,223 Cash offer program revenue— 39,361 39,361 Other platform revenue133,749 (39,361)94,388 Net interest income (expense)Interest income88,965 — 662 89,627 Net interest income19,036 — 662 19,698 Total net revenues1,234,206 — 7,464 1,241,670 Expenses:Mortgage platform expenses 710,132 (11,636)1,617 700,113 Cash offer program expenses— 39,505 39,505 Other platform expenses140,479 (40,404)100,075 General and administrative expenses 232,669 (2,517)1,068 231,220 Marketing and advertising expenses249,275 (380)248,895 Technology and product development expenses143,951 (1,616)2,155 144,490 Restructuring and impairment expenses— 17,048 17,048 Total expenses1,476,506 — 4,840 1,481,346 Loss from operations(242,300)— 2,624 (239,676)Loss before income tax expense (benefit)(306,135)— 2,624 (303,511)Net loss$(303,752)$— $2,624 $(301,128)Other comprehensive loss:Comprehensive loss$(303,717)$— $2,624 $(301,093)Per share data:Basic$(3.49)$— $0.03 $(3.46)Diluted$(3.49)$— $0.03 $(3.46)The reclassifications and corrections to the consolidated statement of changes in convertible preferred stock and stockholders’ equity (deficit) include the change to net loss as noted above for the year ended December 31, 2021.The reclassifications and corrections had no impact on net cash flows from operating activities, cash flows from investing activities, or cash flows from financing activities for the year ended December 31, 2021.